THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.9%	Shares	Value
COMMUNICATION SERVICES — 10.4%
Alphabet, Cl A *	20,297	$54,690,875
Alphabet, Cl C *	24,853	67,212,950
Comcast, Cl A	194,223	11,426,139
T-Mobile US *	237,574	34,215,408
Walt Disney	68,094	11,985,906

		179,531,278

CONSUMER DISCRETIONARY — 11.4%
Amazon.com *	30,171	100,396,718
Booking Holdings *	9,157	19,946,327
Dollar General	63,798	14,841,967
DR Horton	84,603	8,073,664
Home Depot	126,459	41,502,579
TJX	189,565	13,043,968

		197,805,223

CONSUMER STAPLES — 3.3%
Costco Wholesale	51,916	22,309,343
Mondelez International, Cl A	267,468	16,920,026
PepsiCo	117,082	18,376,020

		57,605,389

ENERGY — 1.9%
Chevron	119,090	12,124,553
Pioneer Natural Resources	143,159	20,811,024

		32,935,577

FINANCIALS — 14.1%
BlackRock, Cl A	22,322	19,356,969
Blackstone Group, Cl A	391,177	45,090,973
Charles Schwab	466,726	31,714,032
CME Group, Cl A	58,510	12,411,726
Intercontinental Exchange	146,605	17,567,677
JPMorgan Chase	234,997	35,667,845
PNC Financial Services Group	147,078	26,828,498
S&P Global	69,060	29,607,403
US Bancorp	461,271	25,618,991

		243,864,114

HEALTH CARE — 13.8%
Abbott Laboratories	192,799	23,324,823
AstraZeneca PLC ADR	462,520	26,474,645

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2021 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE (continued)
Cigna	74,891	$17,186,736
Danaher	110,982	33,016,035
Medtronic PLC	182,511	23,965,519
Stryker	63,536	17,214,444
Thermo Fisher Scientific	48,864	26,387,049
UnitedHealth Group	106,513	43,906,789
Zoetis, Cl A	136,479	27,664,293

		239,140,333

INDUSTRIALS — 9.3%
Honeywell International	162,545	38,001,396
Otis Worldwide	279,213	25,003,524
Raytheon Technologies	376,081	32,700,243
Roper Technologies	44,185	21,709,858
Stanley Black & Decker	103,049	20,305,805
Union Pacific	110,252	24,118,727

		161,839,553

INFORMATION TECHNOLOGY — 27.8%
Adobe *	53,926	33,522,019
Analog Devices	139,226	23,309,217
Apple	368,113	53,692,962
Automatic Data Processing	86,502	18,133,414
Cisco Systems	624,610	34,584,656
Fidelity National Information Services	199,102	29,676,153
Fiserv *	185,130	21,310,314
Microsoft	415,441	118,363,295
QUALCOMM	156,232	23,403,554
salesforce.com *	145,718	35,253,556
TE Connectivity	177,095	26,116,200
Visa, Cl A	262,111	64,581,529

		481,946,869

MATERIALS — 3.3%
Ecolab	76,195	16,826,142
Linde PLC	73,542	22,606,076
Martin Marietta Materials	48,751	17,711,238

		57,143,456

REAL ESTATE — 0.9%
American Tower, Cl A ‡	57,803	16,346,688

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND JULY 31, 2021 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
UTILITIES — 2.7%
American Water Works	100,863	$17,157,805
NextEra Energy	389,941	30,376,404

		47,534,209

TOTAL COMMON STOCK (Cost $801,695,332)		1,715,692,689

CASH EQUIVALENT — 1.1%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.010% (A)	19,125,669	19,125,669

TOTAL CASH EQUIVALENT (Cost $19,125,669)		19,125,669

TOTAL INVESTMENTS — 100.0% (Cost $820,821,001)		$1,734,818,358

Percentages are based on Net Assets of $1,734,927,719.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-001-1600

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 97.8%	Shares	Value
COMMUNICATION SERVICES — 0.6%
Liberty Broadband, Cl C *	28,892	$5,128,041

CONSUMER DISCRETIONARY — 15.1%
Aptiv PLC *	76,527	12,768,530
AutoZone *	13,566	22,025,351
Chipotle Mexican Grill, Cl A *	9,709	18,092,139
Dollar Tree *	107,075	10,685,014
Domino’s Pizza	19,572	10,284,890
Five Below *	45,564	8,858,553
Fiverr International *	24,957	6,212,047
Floor & Decor Holdings, Cl A *	88,718	10,824,483
Marriott International, Cl A *	61,511	8,979,376
Planet Fitness, Cl A *	114,202	8,591,416
Ross Stores	71,763	8,804,603
Tractor Supply	68,553	12,403,294

		138,529,696

CONSUMER STAPLES — 3.1%
Church & Dwight	94,649	8,194,711
Monster Beverage *	104,176	9,825,880
Sprouts Farmers Market *	212,597	5,225,634
US Foods Holding *	154,296	5,298,525

		28,544,750

FINANCIALS — 4.5%
Ameriprise Financial	63,065	16,243,021
MSCI, Cl A	27,753	16,539,678
Western Alliance Bancorp	93,082	8,639,871

		41,422,570

HEALTH CARE — 17.3%
Alnylam Pharmaceuticals *	58,508	10,469,422
Avantor *	343,594	12,912,263
Catalent *	76,630	9,181,040
Charles River Laboratories International *	47,047	19,144,365
Edwards Lifesciences *	152,846	17,160,020
Encompass Health	150,154	12,500,320
Exact Sciences *	117,721	12,695,033
GoodRx Holdings, Cl A *	172,418	5,529,445
Humana	22,782	9,701,943
ICON PLC *	30,341	7,381,055

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2021 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
HEALTH CARE (continued)
Jazz Pharmaceuticals PLC *	57,783	$9,795,374
ResMed	56,851	15,452,102
Tandem Diabetes Care *	69,284	7,529,092
Teleflex	25,267	10,041,864

		159,493,338

INDUSTRIALS — 14.2%
AMETEK	81,394	11,317,836
Cintas	18,847	7,429,110
Clarivate PLC *	174,800	3,985,440
CoStar Group *	90,090	8,004,496
Howmet Aerospace	124,201	4,076,277
Hubbell, Cl B	36,762	7,369,310
IAA *	126,129	7,628,282
IDEX	51,156	11,596,554
Ingersoll Rand *	137,836	6,736,045
Kansas City Southern	19,261	5,158,096
Masco	126,958	7,580,662
Oshkosh	58,612	7,007,065
Pentair PLC	62,961	4,638,337
Rexnord	173,764	9,788,126
Roper Technologies	31,688	15,569,582
TransUnion	105,729	12,693,824

		130,579,042

INFORMATION TECHNOLOGY — 37.0%
Amphenol, Cl A	205,659	14,908,221
ANSYS *	43,389	15,987,111
Autodesk *	37,487	12,038,200
Cadence Design Systems *	114,117	16,849,375
CDW	70,210	12,873,003
Dynatrace *	159,060	10,159,162
Enphase Energy *	57,266	10,857,634
Entegris	105,833	12,767,693
EPAM Systems *	60,372	33,796,246
Euronet Worldwide *	36,555	5,220,785
Everbridge *	56,748	8,013,953
FleetCor Technologies *	30,445	7,861,508
Genpact	157,310	7,835,611
Global Payments	96,012	18,569,681
Keysight Technologies *	96,409	15,864,101
KLA	30,341	10,563,523
Marvell Technology	215,807	13,058,482

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2021 (Unaudited)

COMMON STOCK** (continued)	Shares	Value
INFORMATION TECHNOLOGY (continued)
Microchip Technology	123,437	$17,666,303
Palo Alto Networks *	22,912	9,143,034
PTC *	127,683	17,294,662
Skyworks Solutions	51,674	9,534,370
Smartsheet, Cl A *	164,962	11,967,993
Splunk *	50,845	7,218,973
Synopsys *	48,774	14,046,424
Twilio, Cl A *	24,853	9,284,832
Varonis Systems, Cl B *	150,167	9,190,220
Wix.com *	25,681	7,669,374

		340,240,474

MATERIALS — 4.0%
Ashland Global Holdings	49,292	4,193,270
Berry Global Group *	130,893	8,415,111
Crown Holdings	111,425	11,115,758
FMC	84,190	9,004,121
Livent *	232,687	4,539,723

		37,267,983

REAL ESTATE — 2.0%
SBA Communications, Cl A ‡	54,987	18,750,017

TOTAL COMMON STOCK (Cost $507,594,504)		899,955,911

CASH EQUIVALENT — 2.3%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.010% (A)	20,723,827	20,723,827

TOTAL CASH EQUIVALENT (Cost $20,723,827)		20,723,827

TOTAL INVESTMENTS — 100.1% (Cost $528,318,331)		$920,679,738

Percentages are based on Net Assets of $920,217,797.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2021.

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND JULY 31, 2021 (Unaudited)

Cl — Class

PLC — Public Limited Company

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-002-1500

4

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 67.2%	Shares	Value

COMMUNICATION SERVICES — 3.8%
Alphabet, Cl A * (A)	1,500	$4,041,795
Comcast, Cl A	120,235	7,073,425
Facebook, Cl A * (A)	10,600	3,776,780
T-Mobile US * (A)	18,700	2,693,174
Verizon Communications	77,836	4,341,692
Walt Disney	12,500	2,200,250

		24,127,116

CONSUMER DISCRETIONARY — 6.7%
Amazon.com * (A)	5,318	17,696,124
Home Depot	38,770	12,723,926
Service International	72,378	4,522,901
Vail Resorts	11,015	3,361,778
VF	54,419	4,364,404

		42,669,133

CONSUMER STAPLES — 2.8%
Costco Wholesale	13,400	5,758,248
Kellogg	40,997	2,597,570
PepsiCo	62,156	9,755,384

		18,111,202

ENERGY — 2.1%
Chevron	76,898	7,828,985
Pioneer Natural Resources	39,950	5,807,532

		13,636,517

FINANCIALS — 10.3%
Ares Capital	323,822	6,466,725
Ares Management, Cl A	87,600	6,273,036
CME Group, Cl A	28,884	6,127,163
Golub Capital	401,500	6,335,670
Hannon Armstrong Sustainable Infrastructure Capital ‡	88,290	5,014,872
JPMorgan Chase	116,416	17,669,621
S&P Global	18,100	7,759,832
US Bancorp	184,982	10,273,900

		65,920,819

HEALTH CARE — 5.0%
Johnson & Johnson	50,535	8,702,127
Merck	54,770	4,210,170
Novartis ADR	67,188	6,207,499

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value
HEALTH CARE (continued)
UnitedHealth Group	31,678	$13,058,305

		32,178,101

INDUSTRIALS — 8.0%
IDEX	33,000	7,480,770
Lockheed Martin	31,914	11,861,477
Republic Services, Cl A	71,900	8,510,084
Triton International	97,503	5,147,183
Union Pacific	45,372	9,925,579
United Parcel Service, Cl B	41,892	8,016,453

		50,941,546

INFORMATION TECHNOLOGY — 19.2%
Apple	175,040	25,531,334
Automatic Data Processing	47,897	10,040,648
Broadcom	23,864	11,583,586
Cisco Systems	181,724	10,062,058
Microchip Technology (A)	69,593	9,960,150
Microsoft	119,583	34,070,393
QUALCOMM	71,415	10,697,967
salesforce.com * (A)	11,000	2,661,230
Visa, Cl A	35,487	8,743,642

		123,351,008

MATERIALS — 2.2%
Linde PLC	46,286	14,227,853

REAL ESTATE — 4.3%
Americold Realty Trust ‡	121,700	4,728,045
Crown Castle International ‡	32,528	6,280,831
Invitation Homes ‡	146,707	5,968,041
MGM Growth Properties, Cl A ‡	207,642	7,848,868
Weyerhaeuser ‡	84,084	2,836,153

		27,661,938

UTILITIES — 2.8%
American Water Works	34,776	5,915,746
NextEra Energy	118,160	9,204,664

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value
UTILITIES (continued)
Xcel Energy	42,225	$2,881,856

		18,002,266

TOTAL COMMON STOCK
(Cost $264,303,958)		430,827,499

CORPORATE OBLIGATIONS — 19.1%	Face Amount
COMMUNICATION SERVICES — 3.9%
AT&T 3.600%, 07/15/25	$3,500,000	3,845,276
Comcast 4.700%, 10/15/48	4,500,000	5,903,393
Diamond Sports Group 5.375%, 08/15/26(B)	4,500,000	2,610,000
Discovery Communications 3.800%, 03/13/24	3,150,000	3,383,011
Level 3 Financing 5.250%, 03/15/26	2,000,000	2,065,200
Sprint Spectrum 3.360%, 09/20/21(B)	312,500	313,594
T-Mobile US 3.500%, 04/15/31	4,000,000	4,195,228
Verizon Communications 3.500%, 11/01/24	2,250,000	2,438,134

		24,753,836

CONSUMER DISCRETIONARY — 1.9%
Amazon.com 3.150%, 08/22/27	3,300,000	3,661,917
Ford Motor Credit 3.350%, 11/01/22	5,000,000	5,113,600
Meritage Homes 3.875%, 04/15/29(B)	2,000,000	2,106,960
Newell Brands 4.350%, 04/01/23	349,000	364,705
Tenneco 5.375%, 12/15/24	630,000	633,346

		11,880,528

ENERGY — 2.4%
Cheniere Energy Partners 4.500%, 10/01/29	5,000,000	5,393,750

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
ENERGY (continued)
DCP Midstream Operating 6.750%, 09/15/37(B)	$1,500,000	$1,848,750
GasLog 8.875%, 03/22/22	2,550,000	2,598,450
Kinder Morgan MTN 7.800%, 08/01/31	1,400,000	2,026,804
Sabine Pass Liquefaction 5.750%, 05/15/24	1,250,000	1,399,902
5.625%, 03/01/25	2,000,000	2,290,200

		15,557,856

FINANCIALS — 5.3%
Ally Financial 4.125%, 02/13/22	4,250,000	4,332,880
Ares Capital 3.875%, 01/15/26	4,250,000	4,587,124
Bank of America 5.200%, VAR ICE LIBOR USD 3 Month+3.135%(C)	2,000,000	2,072,500
3.950%, 04/21/25	5,750,000	6,312,383
Goldman Sachs Group MTN 1.882%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	3,000,000	3,165,300
JPMorgan Chase 6.000%, VAR ICE LIBOR USD 3 Month+3.300%(C)	1,500,000	1,586,250
5.000%, VAR United States Secured Overnight Financing Rate+3.380%(C)	2,000,000	2,111,161
4.625%, VAR ICE LIBOR USD 3 Month+2.580%(C)	1,000,000	1,013,800
OneMain Finance 3.500%, 01/15/27	3,000,000	3,052,500
PNC Financial Services Group 3.800%, VAR ICE LIBOR USD 3 Month+3.678%(C)	2,500,000	2,505,450
Wells Fargo MTN 4.100%, 06/03/26	3,000,000	3,378,394

		34,117,742

HEALTH CARE — 1.7%
AbbVie 4.250%, 11/21/49	3,000,000	3,670,036
Fresenius US Finance II 4.500%, 01/15/23(B)	2,000,000	2,094,074

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value
HEALTH CARE (continued)
HCA 5.375%, 02/01/25	$3,050,000	$3,456,870
5.000%, 03/15/24	1,250,000	1,382,847

		10,603,827

INDUSTRIALS — 0.8%
Northrop Grumman 4.030%, 10/15/47	1,500,000	1,815,484
Quanta Services 2.900%, 10/01/30	3,000,000	3,152,354

		4,967,838

INFORMATION TECHNOLOGY — 2.3%
Apple 3.850%, 08/04/46	3,000,000	3,611,971
CommScope Technologies 6.000%, 06/15/25(B)	1,734,000	1,760,010
NXP BV 4.625%, 06/01/23(B)	1,295,000	1,387,039
salesforce.com 3.700%, 04/11/28	3,000,000	3,433,295
Western Union 2.850%, 01/10/25	4,500,000	4,773,571

		14,965,886

MATERIALS — 0.3%
NOVA Chemicals 5.000%, 05/01/25(B)	2,000,000	2,138,000

REAL ESTATE — 0.5%
Boston Properties 2.750%, 10/01/26	1,000,000	1,072,857
Equinix Inc. 3.000%, 07/15/50	2,500,000	2,463,818

		3,536,675

TOTAL CORPORATE OBLIGATIONS (Cost $116,137,151)		122,522,188

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds 3.000%, 02/15/48	8,000,000	9,869,375

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2021 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Face Amount	Value
2.500%, 02/15/45	$6,000,000	$6,712,969

		16,582,344

U.S. Treasury Inflation Protected Securities 0.500%, 01/15/28	16,370,100	18,789,379

U.S. Treasury Note 2.000%, 08/15/25	1,500,000	1,586,543

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,547,968)		36,958,266

EXCHANGE TRADED FUNDS — 3.7%	Shares
Invesco Senior Loan ETF	510,600	11,248,518
iShares National Muni Bond ETF	53,290	6,264,772
Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	409,191	6,493,861

TOTAL EXCHANGE TRADED FUNDS (Cost $22,374,114)		24,007,151

PREFERRED STOCK — 0.6%
FINANCIALS — 0.4%
Wells Fargo, 7.500% *	1,700	2,571,267

REAL ESTATE — 0.2%
Public Storage, 4.900% ‡	50,000	1,283,500

TOTAL PREFERRED STOCK (Cost $3,142,538)		3,854,767

MUNICIPAL BOND — 0.5%	Face Amount
Metropolitan Transportation Authority, Ser B-1, RB 5.000%, 05/15/22	3,000,000	3,111,646

TOTAL MUNICIPAL BOND (Cost $3,047,470)		3,111,646

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2021 (Unaudited)

CASH EQUIVALENT — 2.8%(D)	Shares	Value
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.010% (D)	18,113,855	$18,113,855

TOTAL CASH EQUIVALENT (Cost $18,113,855)		18,113,855

TOTAL INVESTMENTS — 99.7% (Cost $458,667,054)		$639,395,372

WRITTEN OPTIONS — (0.0%)*(E)	Contracts	Value
TOTAL WRITTEN OPTIONS — (0.0%) (Premiums Received $241,614)	(158)	$(33,596)

A list of the exchange traded option contracts held by the Fund at July 31, 2021, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0%)
Call Options
Amazon.com*	(26)	$(8,651,734)	$4,000	08/21/21	$(6,396)
Amazon.com*	(26)	(8,651,734)	4,100	08/21/21	(4,940)
Facebook*	(106)	(3,776,780)	375	08/21/21	(22,260)

Total Written Options		$(21,080,248)			$(33,596)

Percentages are based on Net Assets of $641,513,170.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2021 was $14,258,427 which represents 2.2% of Net Assets.

(C)	Perpetual security with no stated maturity date.
(D)	The rate reported is the 7-day effective yield as of July 31, 2021.
(E)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt

AMT — Alternative Minimum Tax

Cl — Class

ETF — Exchange Traded Fund

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND JULY 31, 2021 (Unaudited)

Ser — Series

The following is a list of the inputs used as of July 31, 2021 in valuing the Fund’s investments and other financial instruments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$430,827,499	$—	$—	$430,827,499
Corporate Obligations	—	122,522,188	—	122,522,188
U.S. Treasury Obligations	1,586,543	35,371,723	—	36,958,266
Exchange Traded Funds	24,007,151	—	—	24,007,151
Preferred Stock	3,854,767	—	—	3,854,767
Municipal Bond	—	3,111,646	—	3,111,646
Cash Equivalent	18,113,855	—	—	18,113,855

Total Investments in Securities	$478,389,815	$161,005,557	$—	$639,395,372

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(33,596)	$—	$—	$(33,596)

Total Other Financial Instruments	$(33,596)	$—	$—	$(33,596)

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-003-1500

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK** — 98.1%	Shares	Value
COMMUNICATION SERVICES — 1.4%
Alphabet, Cl A *	1,532	$4,128,020

CONSUMER DISCRETIONARY — 9.5%
Amazon.com *	4,122	13,716,326
Chipotle Mexican Grill, Cl A *	4,871	9,076,816
Target	16,504	4,308,369

		27,101,511

FINANCIALS — 18.8%
Blackstone Group, Cl A	128,624	14,826,488
Brown & Brown	93,418	5,081,939
Charles Schwab	26,799	1,820,992
Goldman Sachs Group	28,545	10,700,950
HDFC Bank ADR	41,116	2,901,556
Intercontinental Exchange	27,414	3,285,020
S&P Global	24,444	10,479,632
Western Alliance Bancorp	49,176	4,564,516

		53,661,093

HEALTH CARE — 16.6%
Anthem	9,460	3,632,735
Danaher	21,494	6,394,250
Edwards Lifesciences *	74,408	8,353,786
IDEXX Laboratories *	14,408	9,776,260
Intuitive Surgical *	8,079	8,010,005
Teleflex	9,010	3,580,844
UnitedHealth Group	4,835	1,993,084
Zoetis, Cl A	27,528	5,579,926

		47,320,890

INDUSTRIALS — 17.3%
Cintas	10,333	4,073,062
CoStar Group *	72,208	6,415,681
Middleby *	21,300	4,078,737
Robert Half International	72,208	7,091,548
Roper Technologies	14,047	6,901,853
Trex *	81,772	7,940,061
United Rentals *	24,286	8,003,451
XPO Logistics *	35,275	4,892,290

		49,396,683

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2021 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INFORMATION TECHNOLOGY — 28.2%
Adobe *	8,642	$5,372,127
Amphenol, Cl A	27,292	1,978,397
Apple	27,122	3,956,015
Applied Materials	24,483	3,425,906
ASML Holding, Cl G	7,073	5,423,152
CDW	11,934	2,188,099
Entegris	36,107	4,355,949
EPAM Systems *	12,082	6,763,504
Mastercard, Cl A	22,202	8,568,640
Microsoft	25,875	7,372,046
Monolithic Power Systems	6,090	2,735,993
NVIDIA	57,364	11,185,406
Palo Alto Networks *	5,326	2,125,340
PayPal Holdings *	27,271	7,513,979
Twilio, Cl A *	13,787	5,150,685
Tyler Technologies *	5,045	2,485,369

		80,600,607

MATERIALS — 6.3%
Ecolab	10,888	2,404,397
Martin Marietta Materials	19,409	7,051,289
Sherwin-Williams	29,925	8,709,073

		18,164,759

TOTAL COMMON STOCK (Cost $155,424,396)		280,373,563

CASH EQUIVALENT — 2.7%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.010% (A)	7,631,936	7,631,936

TOTAL CASH EQUIVALENT (Cost $7,631,936)		7,631,936

TOTAL INVESTMENTS — 100.8% (Cost $163,056,332)		$288,005,499

Percentages are based on Net Assets of $285,799,006.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of July 31, 2021.

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND JULY 31, 2021 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-005-0600

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%	Shares	Value

COMMUNICATION SERVICES — 2.0%
Comcast, Cl A	65,650	$3,862,189

CONSUMER DISCRETIONARY — 6.8%
Home Depot	14,076	4,619,602
McDonald’s	6,592	1,599,944
Starbucks	27,643	3,356,690
Target	14,901	3,889,906

		13,466,142

ENERGY — 6.7%
Enterprise Products Partners (A)	341,572	7,709,280
Magellan Midstream Partners (A)	120,492	5,614,927

		13,324,207

FINANCIALS — 21.3%
Blackstone Group, Cl A	126,018	14,526,095
Brookfield Asset Management, Cl A	77,067	4,160,847
Brookfield Asset Management Reinsurance Partners, Cl A *	1	46
Charles Schwab	59,630	4,051,859
CME Group, Cl A	28,398	6,024,068
Goldman Sachs Group	8,624	3,232,965
JPMorgan Chase	48,994	7,436,309
Morgan Stanley	27,542	2,643,481

		42,075,670

HEALTH CARE — 13.3%
Abbott Laboratories	65,381	7,909,793
AbbVie	16,367	1,903,482
Anthem	18,327	7,037,751
AstraZeneca PLC ADR	55,952	3,202,693
Becton Dickinson	11,066	2,830,130
Johnson & Johnson	11,497	1,979,783
Merck	18,678	1,435,778

		26,299,410

INDUSTRIALS — 11.0%
Caterpillar	10,026	2,072,875
Fastenal	56,668	3,103,706
Honeywell International	5,673	1,326,291
Lockheed Martin	8,619	3,203,424
Robert Half International	70,394	6,913,395

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value
INDUSTRIALS (continued)
Union Pacific	13,746	$3,007,075
Waste Management	14,037	2,081,126

		21,707,892

INFORMATION TECHNOLOGY — 17.9%
Accenture PLC, Cl A	9,179	2,915,985
Apple	59,968	8,746,932
Broadridge Financial Solutions	16,064	2,786,943
Microchip Technology	25,881	3,704,089
Microsoft	40,559	11,555,665
Texas Instruments	29,084	5,543,992

		35,253,606

REAL ESTATE — 11.6%
American Tower, Cl A ‡	27,399	7,748,437
Camden Property Trust ‡	21,183	3,164,529
CyrusOne ‡	29,946	2,134,252
Equinix ‡	4,069	3,338,248
VICI Properties ‡	212,370	6,623,820

		23,009,286

UTILITIES — 5.1%
Brookfield Infrastructure Partners (A)	88,206	4,770,180
Brookfield Renewable Partners (A)	36,725	1,444,027
NextEra Energy Partners	49,694	3,852,776

		10,066,983

TOTAL COMMON STOCK (Cost $101,641,164)		189,065,385

CASH EQUIVALENT — 4.1%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.010% (B)	8,077,953	8,077,953

TOTAL CASH EQUIVALENT (Cost $8,077,953)		8,077,953

TOTAL INVESTMENTS — 99.8% (Cost $109,719,117)		$197,143,338

Percentages are based on Net Assets of $197,484,983.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At July 31, 2021, these securities amounted to $19,538,414 or 9.9% of Net Assets.

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND JULY 31, 2021 (Unaudited)

(B)	The rate reported is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-006-0600

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%	Shares	Value

ARGENTINA — 1.1%
MercadoLibre *	2,528	$3,965,674

AUSTRALIA — 3.0%
BHP Group	279,416	10,968,064

CANADA — 4.3%
Brookfield Asset Management, Cl A	93,311	5,037,861
Brookfield Asset Management Reinsurance Partners, Cl A *	1	32
Canadian National Railway	44,959	4,883,896
Ritchie Bros Auctioneers	96,172	5,744,354

		15,666,143

CHINA — 8.5%
Alibaba Group Holding ADR *	49,972	9,754,035
Tencent Holdings	203,000	12,512,562
Yum China Holdings	139,251	8,660,020

		30,926,617

DENMARK — 1.7%
Vestas Wind Systems	164,449	6,062,926

FRANCE — 6.5%
Air Liquide	43,867	7,627,641
LVMH Moet Hennessy Louis Vuitton	14,902	11,912,902
Ubisoft Entertainment *	65,036	4,130,568

		23,671,111

GERMANY — 6.4%
Continental *	63,688	8,658,044
Siemens	43,657	6,814,302
Symrise, Cl A	54,335	8,011,768

		23,484,114

HONG KONG — 2.6%
AIA Group	788,000	9,440,405

INDIA — 2.8%
HDFC Bank ADR	142,649	10,066,740

1

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value
IRELAND — 2.9%
ICON PLC *	44,146	$10,739,398

JAPAN — 13.0%
Daikin Industries	47,500	9,813,477
FANUC	25,500	5,666,925
Nidec	74,500	8,312,110
Seven & i Holdings	110,000	4,881,090
Sony	67,000	6,947,040
Sysmex	70,000	8,288,592
Tokio Marine Holdings	74,000	3,514,334

		47,423,568

MEXICO — 1.1%
Fomento Economico Mexicano ADR	47,161	4,120,457

NETHERLANDS — 2.9%
ASML Holding	14,112	10,697,123

NORWAY — 1.2%
Equinor	221,981	4,332,709

SINGAPORE — 1.7%
DBS Group Holdings	272,500	6,115,890

SOUTH KOREA — 1.3%
Coupang, Cl A *	128,460	4,665,667

SPAIN — 4.7%
Amadeus IT Group *	128,965	8,450,903
Banco Santander *	2,363,749	8,657,368

		17,108,271

SWEDEN — 3.6%
Assa Abloy, Cl B	227,649	7,301,460
Hexagon, Cl B	345,747	5,723,357

		13,024,817

SWITZERLAND — 8.7%
Alcon	85,781	6,249,982
Chubb	38,191	6,444,349
Julius Baer Group	111,778	7,396,338

2

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value
SWITZERLAND (continued)
Novartis	75,293	$6,971,990
Temenos	29,178	4,638,331

		31,700,990

TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing ADR	58,310	6,801,278

UNITED KINGDOM — 15.5%
AstraZeneca PLC	58,587	6,733,164
BAE Systems PLC	998,928	7,997,867
Compass Group PLC *	315,545	6,671,262
Diageo PLC	164,596	8,168,942
InterContinental Hotels Group PLC *	79,105	5,224,040
Lloyds Banking Group PLC	14,638,424	9,285,598
London Stock Exchange Group PLC	65,541	6,823,581
Royal Dutch Shell PLC, Cl B	280,473	5,535,231

		56,439,685

UNITED STATES — 3.0%
Euronet Worldwide *	49,053	7,005,750
Las Vegas Sands *	89,924	3,808,281

		10,814,031

TOTAL COMMON STOCK (Cost $299,766,222)		358,235,678

CASH EQUIVALENT — 2.7%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.010% (A)	9,724,892	9,724,892

TOTAL CASH EQUIVALENT
(Cost $9,724,892)		9,724,892

TOTAL INVESTMENTS — 101.1%
(Cost $309,491,114)		$367,960,570

Percentages are based on Net Assets of $363,955,670.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2021.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

3

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND JULY 31, 2021 (Unaudited)

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ATF-QH-007-0500

4